Fees Summary	Apr. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,916,450
Previously Paid Amount	0.00
Total Fee Amount	540.86
Total Offset Amount	0.00
Net Fee	540.86
Narrative - Max Aggregate Offering Price	$ 3,916,450
Final Prospectus	true